Commitments and Contingencies - Schedule of Future Financial Obligations Under Leases (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
2017	$ 124,000	$ 106,000
2018	118,000	118,000
2019	119,000	119,000
2020	120,000	120,000
2021	122,000	122,000
2022	20,000	20,000
TOTAL OBLIGATION	623,000	605,000
Wayne - Corporate HQ [Member]
2017	87,000	106,000
2018	118,000	118,000
2019	119,000	119,000
2020	120,000	120,000
2021	122,000	122,000
2022	20,000	20,000
TOTAL OBLIGATION	$ 586,000	$ 605,000